Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income (loss) before provision for income taxes
	2021	2020
United States	$(79,962)	$(73,056)
International	878	(613)
	$(79,084)	$(73,669)

Schedule of provision for income taxes
	2021	2020
Current:
Federal	$—	$—
State	5	3
International	339	594
	$344	$597
	2021	2020
Deferred:
Federal	$—	$—
State	—	—
International	112	141
	$112	$141
Total provision	$456	$738

Schedule of federal statutory rate to the loss before taxes
	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Loss before income taxes	$(28,058)	$(22,591)	$(83,088)	$(56,293)
Income tax expense	864	1,190	1,605	1,400
Effective tax rate	(3.08)%	(5.27)%	(1.93)%	(2.49)%

	2021	2020
Federal statutory income tax rate	21.00%	21.00%
State income tax rate, net of federal benefit	2.56%	1.63%
Foreign withholding and income tax	(0.49)%	(0.99)%
Research and development credits	2.03%	2.51%
Change in valuation allowance	(22.55)%	(20.44)%
Stock based compensation	(0.92)%	(0.00)%
Non-deductible permanent expenses	(1.26)%	(4.61)%
Other	(0.95)%	(0.09)%
	(0.58)%	(0.99)%

Schedule of net deferred tax assets
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$70,808	$54,527
Research and development credits	10,650	9,035
Property and equipment and intangible assets	91	—
Deferred revenue	3,662	2,752
Contract liability	1,154	2,282
Share-based compensation	1,235	1,036
Deferred rent	—	378
Operating lease liabilities	2,861	—
Debt issuance cost	—	121
Accruals and reserves	863	989
Gross deferred tax assets	91,324	71,120
Valuation allowance	(86,695)	(68,760)
Deferred tax liabilities:
Property and equipment and intangible assets	—	(78)
Right-of-use assets	(2,461)	—
Gross deferred tax liabilities	(2,461)	(78)
Net deferred tax assets	$2,168	$2,282